Property and Equipment	12 Months Ended
Dec. 31, 2017
Notes To Financial Statements [Abstract]
Property and Equipment

Property and equipment consists of the following at December 31, 2017 and 2016:

	2017	2016

Machines and equipment	$240,295	$240,295
Office and computer equipment	156,860	156,860
Devices	89,704	82,204
Software	34,528	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	539,665	532,165
Accumulated depreciation	(479,296)	(455,227)
Net property and equipment	$60,369	$76,938

Depreciation expense was $24,069 and $19,858 for the years ended December 31, 2017 and 2016, respectively. The depreciation policies followed by the Company are described in Note 2.